Goodwill - Schedule of Changes in Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Balance	$ 108,416	$ 107,791
Exchange difference	485	625
Balance	108,901	108,416
Commodities Brokerage
Goodwill [Line Items]
Balance
Exchange difference
Balance
Investment Advisory Services
Goodwill [Line Items]
Balance
Exchange difference
Balance
Institutional Subscription Services
Goodwill [Line Items]
Balance
Exchange difference
Balance
HongKong Brokerage Services
Goodwill [Line Items]
Balance	108,416	107,791
Exchange difference	485	625
Balance	$ 108,901	$ 108,416